Share-Based Compensation - Summary of Aggregate Share-based Compensation Expense (Details) - General and Administrative Expense (Income) [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense (income)	$ 11,624	$ (6,933)	$ 84,196	$ (24,434)
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense (income)	9,830	$ (6,933)	82,402	$ (24,434)
Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense (income)	$ 1,794		$ 1,794